Income tax expense	12 Months Ended
Dec. 31, 2023
Income tax expense [abstract]
Income tax expense
31.
Income tax expense
a)
Income tax expense
(a)
Components of income tax expense:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Current income tax:
Current income tax on profits for the period	1,109,752	771,378	426,878
Income tax on unappropriated retained earnings	227,467	159,744	85,607
Prior year income tax overestimation	(184,284)	(255,935)	(182,778)
Total current income tax	1,152,935	675,187	329,707
Deferred income tax:
Relating to origination and reversal of temporary differences	(54,617)	(87,012)	(29,046)
Income tax expense	1,098,318	588,175	300,661

(b)
The income tax (charge)/credit relating to components of other comprehensive income are as follows:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	30,459	(12,559)	(51,638)
Remeasurement of defined benefit obligations	(2,999)	44,447	2,140
	27,460	31,888	(49,498)

b)
Reconciliation of income tax expense and the accounting profit:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Tax calculated based on profit before tax and statutory tax rate	1,207,605	804,086	451,676
Effects from adjustments based on regulation	(152,618)	(131,873)	(74,094)
Gain on investment in associates	—	11,923	19,228
Prior year income tax overestimation	(184,284)	(255,935)	(182,778)
Income tax on unappropriated retained earnings	227,467	159,744	85,607
Effect of different tax rates in countries in which the Group operates	148	230	1,022
Income tax expense	1,098,318	588,175	300,661

c)
The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2021
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	15,963	8,354	—	24,317
Property, plant and equipment	36,401	235	—	36,636
Provisions	2,678	171	—	2,849
Deferred revenue	21,144	(6,506)	—	14,638
Net defined benefit liability	98,921	(4,672)	2,999	97,248
Unrealized exchange losses	9,915	(7,754)	—	2,161
Others	669	2,080	—	2,749
Total	185,691	(8,092)	2,999	180,598
Deferred tax liabilities
Property, plant and equipment	(255,484)	62,797	—	(192,687)
Financial assets at fair value through other comprehensive income	(54,943)	—	(30,459)	(85,402)
Others	—	(88)	—	(88)
Total	(310,427)	62,709	(30,459)	(278,177)
Information presented on statements of financial position:
Deferred tax assets	185,691			180,598
Deferred tax liabilities	(310,427)			(278,177)

	2022
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	24,317	(3,191)	—	21,126
Property, plant and equipment	36,636	2,258	—	38,894
Provisions	2,849	10,010	—	12,859
Deferred revenue	14,638	(6,506)	—	8,132
Net defined benefit liability	97,248	(4,368)	(44,447)	48,433
Unrealized exchange losses	2,161	22,056	—	24,217
Others	2,749	2,876	—	5,625
Total	180,598	23,135	(44,447)	159,286
Deferred tax liabilities
Property, plant and equipment	(192,687)	75,713	—	(116,974)
Financial assets at fair value through other comprehensive income	(85,402)	—	12,559	(72,843)
Gain on investment in associates	—	(11,923)	—	(11,923)
Others	(88)	87	—	(1)
Total	(278,177)	63,877	12,559	(201,741)
Information presented on statements of financial position:
Deferred tax assets	180,598			159,286
Deferred tax liabilities	(278,177)			(201,741)

	2023
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	21,126	16,127	—	37,253
Property, plant and equipment	38,894	1,847	—	40,741
Provisions	12,859	1,518	—	14,377
Deferred revenue	8,132	(6,506)	—	1,626
Net defined benefit liability	48,433	(4,236)	(2,140)	42,057
Unrealized exchange losses	24,217	(6,032)	—	18,185
Others	5,625	3,418	—	9,043
Total	159,286	6,136	(2,140)	163,282
Deferred tax liabilities
Property, plant and equipment	(116,974)	42,142	—	(74,832)
Financial assets at fair value through other comprehensive income	(72,843)	—	51,638	(21,205)
Gain on investment in associates	(11,923)	(19,228)	—	(31,151)
Others	(1)	(4)	—	(5)
Total	(201,741)	22,910	51,638	(127,193)
Information presented on statements of financial position:
Deferred tax assets	159,286			163,282
Deferred tax liabilities	(201,741)			(127,193)

d)
The Company has not recognized taxable temporary differences associated with investments as deferred tax liabilities. As of December 31, 2022 and 2023, the amounts of temporary differences not recognized as deferred tax liabilities were NT$1,080,272 thousand and NT$1,245,171 thousand, respectively.
The Company’s income tax returns through 2021 have been assessed and approved by the Tax Authority.